Auditor's Remuneration (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Auditor's Remuneration
In accordance with statutory requirements in Ireland, fees for professional services provided by the Group’s independent auditor in respect of each of the following categories were:

	Statutory auditor (Ireland)			Network firms			Total
	Deloitte	EY	EY	Deloitte	EY	EY	Deloitte	EY	EY
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Audit fees (i) (ii)	6	4	5	12	16	16	18	20	21
Other audit-related assurance fees (iii) (iv)	-	-	-	-	-	1	-	-	1
Tax advisory services (iv)	-	-	-	-	1	-	-	1	-
Total	6	4	5	12	17	17	18	21	22

(i)
Audit of the Group accounts includes the audit of internal control over financial reporting and parent and subsidiary statutory audit fees, but excludes $3 million (2019: $3 million; 2018: $3 million) paid to auditors other than Deloitte (2020) and EY (2019 and 2018).

(ii)	Audit fees in 2019 and 2018, including discontinued operations, amounted to $20 million and $23 million respectively.

(iii)	Other assurance services include attestation and due diligence services that are closely related to the performance of the audit.

(iv)
Other audit-related assurance fees in 2019 and 2018, including discontinued operations, amounted to $nil million and $1 million respectively. Tax advisory services for the same years, including discontinued operations, amounted to $1 million and $nil million respectively.